Pension, Profit Sharing and Other Post-Retirement Benefits	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009 Ergotron, Inc	Dec. 31, 2008 Ergotron, Inc
PENSION, PROFIT SHARING AND OTHER POST RETIREMENT BENEFITS

(J)	PENSION, PROFIT SHARING & OTHER POST-RETIREMENT BENEFITS

The Company and its subsidiaries have various pension plans, supplemental retirement plans for certain officers, profit sharing and other post-retirement benefit plans requiring contributions to qualified trusts and union administered funds.

Pension and profit sharing expense charged to operations aggregated approximately $1.1 million and $1.3 million for the third quarter of 2011 and 2010, respectively, and aggregated approximately $3.8 million and $3.2 million for the first nine months of 2011 and 2010, respectively.

The Company’s policy is to generally fund currently at least the minimum required annual contribution of its various qualified defined benefit plans. At October 1, 2011, the Company estimated that approximately $7.4 million would be contributed to the Company’s defined benefit pension plans in 2011, of which approximately $5.8 million was contributed through the first nine months of 2011.

The Company’s unaudited net periodic (income) benefit cost for its defined benefit plans for the third quarter of 2011 and 2010 consists of the following components:

	For the Third Quarter of
	2011	2010
	(Dollar amounts in millions)

Service cost	$0.1	$0.1
Interest cost	2.1	2.2
Expected return on plan assets	(2.3)	(2.1)

Net periodic (income) benefit cost	$(0.1)	$0.2

The Company’s unaudited net periodic (income) benefit cost for its defined benefit plans for the first nine months of 2011 and 2010 consists of the following components:

	For the First Nine Months of
	2011	2010
	(Dollar amounts in millions)

Service cost	$0.3	$0.3
Interest cost	6.4	6.6
Expected return on plan assets	(7.0)	(6.3)

Net periodic (income) benefit cost	$(0.3)	$0.6

The Company’s unaudited net periodic benefit cost, consisting solely of interest costs, for its post-retirement health benefit plan for the first nine months of 2010 was approximately $0.2 million. There were no periodic benefit costs for the Company’s post-retirement health benefit plan for the third quarter and first nine months of 2011 or the third quarter of 2010.

10.	PENSION, PROFIT SHARING AND OTHER POST RETIREMENT BENEFITS

Nortek and its subsidiaries have various pension, supplemental retirement plans for certain officers, profit sharing and other post retirement benefit plans requiring contributions to qualified trusts and union administered funds.

Pension, profit sharing and other post retirement health benefit expense charged to operations aggregated approximately $3.8 million, $0.2 million, $5.9 million and $5.4 million for the Successor year ended December 31, 2010, the Successor period from December 20, 2009 to December 31, 2009, the Predecessor period from January 1, 2009 to December 19, 2009 and the Predecessor year ended December 31, 2008, respectively.

The decrease in pension, profit sharing and other post retirement health benefit expense for the year ended December 31, 2010 over the 2009 Successor and Predecessor Periods is primarily attributable to the elimination of the deferred loss recognition component of pension expense, reduced service and interest costs and favorable investment return for the Company’s defined benefit plans. All outstanding amortization items were recognized during fiscal 2009 as part of fresh-start accounting (Note 3, “Fresh-Start Accounting (Restated)”). Also contributing to the decrease was the suspension of the 401(k) matching contribution and reductions in profit sharing expense in 2010 in the C-HVAC segment, offset by an increase in profit sharing expense in the RVP segment.

The increase in pension, profit sharing and other post retirement health benefit expense for the 2009 Successor and Predecessor Periods over the year ended December 31, 2008 is primarily attributable to unfavorable investment performance of the Company’s defined benefit plans during the prior fiscal year. In addition, the asset loss increased expected Pension Benefit Guaranty Corporation premiums for 2009 and forced the Company to recognize a portion of the plan’s outstanding cumulative loss as a component of fiscal 2009 pension expense. These increases in expense were partially offset by lower profit sharing expense and the suspension of certain company matched contributions to the various 401(k) plans.

The Company’s policy is to generally fund currently at least the minimum required annual contribution of its various qualified defined benefit plans. In 2011, the Company expects to contribute approximately $7.5 million (unaudited) to its defined benefit pension plans.

The table that follows provides a reconciliation of benefit obligations for the periods presented:

	Pension Benefits

	Successor		Predecessor
	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009
	(Amounts in millions)
Change in benefit obligation:
Benefit obligation at January 1, 2010, December 20, 2009 and January 1, 2009, respectively	$159.5	$159.1	$151.3
Service cost	0.4	—	0.6
Interest cost	8.9	0.4	8.9
(Gain) loss due to foreign exchange	(1.0)	—	2.7
Actuarial loss (gain) excluding assumption changes	1.2	—	(0.4)
Actuarial loss due to assumption changes	9.3	—	8.1
Benefits and expenses paid	(12.2)	—	(12.1)

Benefit obligation at December 31, 2010, December 31, 2009 and December 19, 2009, respectively	$166.1	$159.5	$159.1

The table that follows provides a reconciliation of plan assets for the periods presented:

	Pension Benefits

	Successor		Predecessor
	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009
	(Amounts in millions)
Change in plan assets:
Fair value of plan assets at January, 1, 2010, December 20, 2009 and January 1, 2009, respectively	$116.6	$115.1	$100.3
Actual gain on plan assets	15.8	1.5	21.2
(Loss) gain due to foreign exchange	(0.9)	—	2.2
Employer contribution	4.8	—	3.5
Benefits and expenses paid	(12.2)	—	(12.1)

Fair value of plan assets at December 31, 2010, December 31, 2009 and December 19, 2009, respectively	$124.1	$116.6	$115.1

As of December 31, 2010, December 31, 2009 and December 19, 2009, all of the Company’s plans were underfunded. The table that follows provides a reconciliation of the funded status of plans for the periods presented:

	Pension Benefits

	Successor		Predecessor
	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009
	(Amounts in millions)
Funded status and statement of financial position:
Fair value of plan assets at December 31, 2010, December 31, 2009 and December 19, 2009, respectively	$124.1	$116.6	$115.1
Benefit obligation at December 31, 2010. December 31, 2009 and December 19, 2009, respectively	166.1	159.5	159.1

Funded status at December 31, 2010, December 31, 2009 and December 19, 2009, respectively	$(42.0)	$(42.9)	$(44.0)

The following amounts were recognized in the accompanying consolidated balance sheet for the Company’s defined benefit plans at December 31, 2010 and 2009:

	Pension Benefits at December 31,
	2010	2009
	(Amounts in millions)

Current liabilities	$0.6	$0.6
Non-current liabilities	41.4	42.3

	$42.0	$42.9

The following amounts were recognized in accumulated other comprehensive income (loss) in the accompanying consolidated balance sheet at the periods presented:

	Pension Benefits

	Successor		Predecessor
	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009(1)
	(Amounts in millions)
Actuarial (loss) gain, net of tax benefit (provision) of approximately $0.6 million and $(0.3) million at December 31, 2010 and 2009, respectively	$(1.5)	$0.8	$—

(1)	At December 19, 2009, prior to the fresh-start adjustment to eliminate accumulated other comprehensive income (loss), a loss of approximately $22.4 million, including a tax provision of approximately $7.3 million was recognized in accumulated other comprehensive income. See Note 3, “Fresh-Start Accounting (Restated)”.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the Company’s pension plans with accumulated benefit obligations in excess of plan assets were approximately $166.1 million, $166.0 million and $124.1 million, respectively, as of December 31, 2010. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the Successor pension plans with accumulated benefit obligations in excess of plan assets were approximately $159.5 million, $159.4 million and $116.6 million, respectively, as of December 31, 2009.

At December 31, 2010, the expected future benefit payments for the Successor’s defined benefit plans were as follows:

Year Ended	Defined Benefit
December 31,	Plan Payments
(Amounts in millions)

2011	$11.3
2012	11.5
2013	11.6
2014	11.8
2015	11.9
2016-2020	61.6

The Company’s pension plan assets by asset category and by investment objective for equity securities, investment funds and investments in limited partnerships are shown in the tables below. Pension plan assets for the foreign plan relate to the Company’s pension plan in the United Kingdom.

	December 31, 2010		December 31, 2009
	Investment	% of Total	Investment	% of Total
	(Dollar amounts in millions)

Asset Category
Interest bearing cash:
Domestic plans	$2.3	1.9%	$2.2	1.9%
Foreign plan	—	—	0.4	0.3
Government securities:
Domestic plans	3.2	2.6	6.4	5.5
Corporate debt:
Domestic plans	11.1	8.9	12.3	10.5
Equity securities:
Domestic plans	21.1	17.0	20.6	17.7
Investment funds:
Domestic plans	53.5	43.1	43.8	37.6
Foreign plan	10.4	8.4	24.2	20.8
Investments in limited partnerships:
Domestic plans	5.5	4.4	5.1	4.4
Investments in pooled pension funds:
Foreign plan	15.5	12.5	—	—
Other investments:
Domestic plans	1.5	1.2	1.6	1.3

Total plan assets	$124.1	100.0%	$116.6	100.0%

Equity Securities by Investment Objective:
Domestic large cap value	$3.9	3.1%	$3.5	3.0%
Domestic mid cap growth	4.0	3.2	3.6	3.1
Domestic mid cap value	8.1	6.5	6.2	5.3
Domestic small cap value	5.1	4.2	7.3	6.3

	$21.1	17.0%	$20.6	17.7%

The investment objective for equity securities represents the principal criteria by which investment manager performance is evaluated. Individual investments included within these groupings may include foreign or other equity investments that are reflective of the overall investment objective for the investment manager.

	December 31, 2010		December 31, 2009
	Investment	% of Total	Investment	% of Total
	(Dollar amounts in millions)

Investment Funds by Investment Objective:
Domestic large cap growth	$4.2	3.4%	$5.6	4.8%
International growth	—	—	4.8	4.1
International value	3.5	2.8	11.5	9.9
International core	10.2	8.2	8.5	7.3
Domestic mid cap value	4.1	3.3	3.4	2.9
Domestic small cap value	8.7	7.0	4.4	3.8
International macro hedge	2.5	2.0	2.3	2.0
Fixed income	30.7	24.8	27.5	23.6

	$63.9	51.5%	$68.0	58.4%

Investments in Limited Partnerships by Investment Objective:
Domestic large cap core	$2.5	2.0%	$2.4	2.1%
International core	2.9	2.3	2.6	2.2
Domestic mid cap value	0.1	0.1	0.1	0.1

	$5.5	4.4%	$5.1	4.4%

Investments in Pooled Pension Funds by Investment Objective:
International hedge	$15.5	12.5%	$—	—%

The Company’s overall weighted-average asset allocations for its domestic and foreign plans at December 31, 2010 and 2009 are as follows:

	December 31,
Asset Category	2010	2009

Cash and cash equivalents	1.9%	2.2%
Equity based	60.6%	56.8%
Fixed income based	37.5%	41.0%

	100.0%	100.0%

The Company’s domestic qualified defined benefit plans’ and foreign pension plan’s assets are invested to maximize returns without undue exposure to risk. The domestic plans investment objectives are to produce a total return exceeding the median of a universe of portfolios with similar average asset allocation and investment style objectives, and to earn a return, net of fees, greater or equal to the long-term rate of return used by the Company in determining pension expense. The foreign plan investment objectives for the fixed income fund are to outperform the composite benchmark by 0.8% per annum over a rolling three year period. The foreign plan investment objectives for the pooled pension fund are to provide positive investment returns in all market conditions over the medium to long-term and the investment strategies include the use of advanced derivative techniques that result in a highly diversified portfolio. As indicated in the tables above, investment risk for both the domestic and foreign plans are controlled by maintaining a portfolio of assets that is diversified across a variety of asset classes and investment styles in order to minimize exposure with respect to the size of individual securities and industry concentration. The domestic plans use a variety of investment managers who are evaluated on a quarterly basis while the foreign plan uses two investment funds to manage its assets. The plans’ asset allocation policies are consistent with the established investment objectives and risk tolerances. The asset allocation policies are developed by examining the historical relationships of risk and return among asset classes, and are designed to provide the highest probability of meeting or exceeding the return objectives at the lowest possible risk. For 2011, the domestic plans’ target allocation is 56.5% for equity based investments, 42.0% for fixed income based investments and 1.5% for cash. The foreign plan target allocation for 2011 is to split the pension assets broadly into 60.0% growth investments and 40.0% bond investments consistent with the portfolio benchmark for 2010.

The following tables sets forth by level, within the fair value hierarchy (see Note 4, “Summary of Significant Accounting Policies”), the pension plan assets carried at fair value as of December 31, 2010 and 2009:

	Assets at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
	(Amounts in millions)

Interest-bearing cash	$2.3	$—	$—	$2.3
U.S. government securities	3.2	—	—	3.2
Corporate debt	11.1	—	—	11.1
Equity securities	21.1	—	—	21.1
Investment funds	63.9	—	—	63.9
Investments in limited partnerships	—	—	5.5	5.5
Investments in pooled pension funds	—	—	15.5	15.5
Other long-term investments	1.5	—	—	1.5

Total investments at fair value	$103.1	$—	$21.0	$124.1

	Assets at Fair Value as of December 31, 2009
	Level 1	Level 2	Level 3	Total
	(Amounts in millions)

Interest-bearing cash	$2.6	$—	$—	$2.6
U.S. government securities	6.4	—	—	6.4
Corporate debt	12.3	—	—	12.3
Equity securities	20.6	—	—	20.6
Investment funds	68.0	—	—	68.0
Investments in limited partnerships	—	—	5.1	5.1
Other long-term investments	1.6	—	—	1.6

Total investments at fair value	$111.5	$—	$5.1	$116.6

The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the year ended December 31, 2010:

Investments in Limited
Partnerships
(Amounts in millions)

Balance, beginning of year	$5.1
Net increase in value of investments	0.4
Purchases, sales, issuances and settlements (net)	15.5

Balance, end of year	$21.0

The assumptions used in determining pension, supplemental retirement plans and post retirement costs and the projected benefit obligation are as follows:

	Successor		Predecessor
For the Year Ended December 31,
	2010	2009	2008
Discount rate for projected benefit obligation	4.00% - 5.40%	4.50% - 6.00%	4.50% - 6.25%
Discount rate for pension costs	4.50% - 6.00%	4.50% - 6.00%	4.50% - 6.25%
Expected long-term average return on plan assets	6.72% - 7.75%	6.75% - 7.75%	7.00% - 7.75%
Rate of compensation increase	2.00% - 3.00%	2.00% - 3.00%	3.25% - 5.00%

The Company utilizes long-term investment-grade bond yields as the basis for selecting a discount rate by which plan obligations are measured. An analysis of projected cash flows for each plan is performed in order to determine plan-specific duration. Discount rates are selected based on high quality corporate bond yields of similar durations.

The Company’s net periodic benefit cost for its defined benefit plans for the periods presented consist of the following components:

	Successor		Predecessor
	Jan. 1, 2010 -	Dec. 20, 2009 -	Jan. 1, 2009 -	Jan. 1, 2008 -
	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009	Dec. 31, 2008
	(Amounts in millions)
Service cost	$0.4	$—	$0.6	$0.5
Interest cost	8.9	0.4	8.9	9.7
Expected return on plan assets	(8.5)	(0.4)	(7.1)	(10.5)
Recognized actuarial loss (gain)	—	—	0.6	(0.1)

Net periodic benefit cost (income)	$0.8	$—	$3.0	$(0.4)

The adjustment to accumulated other comprehensive income represents the net unrecognized actuarial gains and losses. These amounts will be recognized in future periods as components of net periodic pension cost. The Company does not expect to recognize any amounts recorded in accumulated other comprehensive income as components of net periodic benefit cost in the year ended December 31, 2011.

Other changes in assets and obligations recognized in other comprehensive income (loss) for the year ended December 31, 2010, the 2009 Successor Period, the 2009 Predecessor Period and the year ended December 31, 2008 consist of net losses of approximately $2.3 million (net of tax of approximately $0.9 million), net gains of approximately $0.8 million (net of tax of approximately $0.3 million), net gains of approximately $5.2 million (net of tax of approximately $1.8 million) and net losses of approximately $36.6 million, respectively.

The table that follows provides a reconciliation of the benefit obligations of the Company’s post retirement health benefit plans for the periods presented:

	Non-Pension Post
	Retirement Health Benefits

	Successor		Predecessor
	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009
	(Amounts in millions)
Change in benefit obligation:
Benefit obligation at January 1, 2010, December 20, 2009 and January 1, 2009, respectively	$6.7	$6.7	$6.4
Interest cost	0.3	—	0.3
Actuarial gain excluding assumption changes	(0.1)	—	(0.2)
Actuarial loss due to assumption changes	0.1	—	—
Actuarial loss due to plan changes	—	—	0.3
Benefits and expenses paid	(0.1)	—	(0.1)

Benefit obligation at December 31, 2010, December 31, 2009 and December 19, 2009, respectively	$6.9	$6.7	$6.7

The table that follows provides a reconciliation of the plan assets of the Company’s post retirement health benefit plans for the periods presented:

	Non-Pension Post
	Retirement Health Benefits

	Successor		Predecessor
	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009
	(Amounts in millions)
Change in plan assets:
Fair value of plan assets at January 1, 2010, December 20, 2009 and January 1, 2009, respectively	$—	$—	$—
Employer contribution	0.1	—	0.1
Benefits and expenses paid	(0.1)	—	(0.1)

Fair value of plan assets at December 31, 2010, December 31, 2009 and December 19, 2009, respectively	$—	$—	$—

The table that follows provides a reconciliation of the funded status of the Company’s post retirement health benefit plans for the periods presented:

	Non-Pension Post
	Retirement Health Benefits

	Successor		Predecessor
	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009
	(Amounts in millions)
Funded status and statement of financial position:
Fair value of plan assets	$—	$—	$—
Benefit obligation	6.9	6.7	6.7

Funded status at December 31, 2010, December 31, 2009 and December 19, 2009, respectively	$(6.9)	$(6.7)	$(6.7)

The following amounts were recognized in the accompanying consolidated balance sheet for the Company’s post retirement health benefit plans at December 31, 2010 and 2009:

	Non-Pension Post Retirement
	Health Benefits
	at December 31,
	2010	2009
	(Amounts in millions)

Current liabilities	$0.4	$0.3
Non-current liabilities	6.5	6.4

	$6.9	$6.7

At December 31, 2010, the expected post retirement health benefit payments for the Successor were as follows:

Post Retirement
Year Ended	Health Benefit
December 31,	Payments
(Amounts in millions)

2011	$0.4
2012	5.0
2013	0.3
2014	0.3
2015	0.3
2016-2020	1.0

The Company’s net periodic benefit cost for its post retirement health benefit plans for the periods presented consists of the following components:

	Successor		Predecessor
	Jan. 1, 2010 -	Dec. 20, 2009 -	Jan. 1, 2009 -	Jan. 1, 2008 -
	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009	Dec. 31, 2008
		(Amounts in millions)
Interest cost	$0.3	$—	$0.3	$0.3
Amortization of prior service cost	—	—	(0.2)	(0.2)

Net periodic post-retirement health benefit cost	$0.3	$—	$0.1	$0.1

The adjustment to accumulated other comprehensive income represents the net unrecognized actuarial gains and losses. These amounts will be recognized in future periods as components of net periodic pension cost. The Company does not expect to recognize any amounts recorded in accumulated other comprehensive income as components of net periodic benefit cost in the year ended December 31, 2011.

The amount recognized in other comprehensive income for the 2009 Predecessor Period was a loss of approximately $0.4 million and for the year ended December 31, 2008 was a gain of approximately $0.2 million. At December 19, 2009, prior to the fresh-start adjustment to eliminate accumulated other comprehensive income, a gain of approximately $0.2 million was recognized in other comprehensive income. There were no amounts recognized in accumulated other comprehensive income for the year ended December 31, 2010 or the 2009 Successor Period.

For purposes of calculating the post retirement health benefit cost, a medical inflation rate of 8.25% and 9.0% was assumed for 2010 and 2009, respectively. For both 2010 and 2009, the rate was assumed to decrease gradually to an ultimate rate of 5.0% by 2013. A one percentage point change in assumed health care cost trends does not have a significant effect on the amount of liabilities recorded in the Successor’s consolidated balance sheet at December 31, 2010.

NOTE I —	EMPLOYEE RETIREMENT SAVINGS 401(K) PLAN

The Company has established a 401(k) plan for all eligible employees. The plan allows employees to defer up to 100% of compensation subject to the maximum statutory dollar limit. For employees who meet certain eligibility requirements, the Company may contribute to the plan a matching percentage of employee contributions. The Company matching percentage was 50% in 2009. The amount of the Company’s matching contribution is limited to a maximum of three percent of each employee’s eligible compensation, although additional contributions may be made by resolution of the plan’s trustees. Company contributions vest to employees ratably over five years. During a portion of 2009 the Company temporarily suspended the matching contribution. Expense for Company matching contributions and administrative costs related to the employee retirement savings 401(k) plan was $259,187 in 2009.

NOTE J —	EMPLOYEE RETIREMENT SAVINGS 401(K) PLAN

The Company has established a 401(k) plan for all eligible employees. The plan allows employees to defer up to 100% of compensation subject to the maximum statutory dollar limit. For employees who meet certain eligibility requirements, the Company may contribute to the plan a matching percentage of employee contributions. The Company matching percentage was 50% in 2008 and 2007. The amount of the Company’s matching contribution is limited to a maximum of three percent of each employee’s eligible compensation, although additional contributions may be made by resolution of the plan’s trustees. Company contributions vest to employees ratably over five years. Expense for Company matching contributions and administrative costs related to the employee retirement savings 401(k) plan was $406,262 in 2008 and $389,196 in 2007.